Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Useful life	3 years
Impairment of indefinite-lived intangible assets	$ 0	$ 0	$ 0
Minimum
Intangible Assets
Useful life	3 years
Maximum
Intangible Assets
Useful life	4 years
Developed technology | Minimum
Intangible Assets
Useful life	4 years
Developed technology | Maximum
Intangible Assets
Useful life	9 years
Customer relationships | Minimum
Intangible Assets
Useful life	9 years
Customer relationships | Maximum
Intangible Assets
Useful life	13 years
Trade names
Intangible Assets
Useful life	10 years
Product backlog | Minimum
Intangible Assets
Useful life	2 years
Product backlog | Maximum
Intangible Assets
Useful life	3 years
Non-compete agreements
Intangible Assets
Useful life	3 years